CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Capital in Excess of Par Value	Retained Earnings (Deficit)	Noncontrolling Interests in Omagine LLC	Total
Balances, beginning at Dec. 31, 2008	$ 9,278	$ 17,290,331	$ (17,882,012)
Balances, beginning, shares at Dec. 31, 2008	9,277,527
Contribution of Common Stock to 401K Plan	72	72,428
Contribution of Common Stock to 401K Plan, shares	72,500
Stock option expense		112,328
Sale of Common Stock	2	1,398
Sale of Common Stock, shares	2,000
Issuance of Common Stock in Payment of salaries payable
Sale of Stock Under Stock Equity Distribution Agreement	1,309	553,691
Sale of Stock Under Stock Equity Distribution Agreement, shares	1,308,877
Net Loss			(1,114,409)		(1,114,409)
Balances, ending at Dec. 31, 2009	10,661	18,030,176	(18,996,421)		(955,584)
Balances, ending, shares at Dec. 31, 2009	10,660,904				10,660,904
Contribution of Common Stock to 401K Plan	290	72,210
Contribution of Common Stock to 401K Plan, shares	289,996
Stock option expense		110,040
Sale of Common Stock	337	304,163
Sale of Common Stock, shares	336,972
Adjustment for Stock Splits, shares	22
Issuance of Common Stock in Payment of salaries payable	82	99,918			100,000
Issuance of Common Stock in Payment of salaries payable, shares	82,305
Issuance of Common Stock for Stockholder Investor relations	119	47,381
Issuance of Common Stock for Stockholder Investor relations, shares	118,750
Sale of Stock Under Stock Equity Distribution Agreement	619	249,381
Sale of Stock Under Stock Equity Distribution Agreement, shares	618,697
Net Loss			(1,277,001)		(1,277,001)
Balances, ending at Dec. 31, 2010	12,108	18,913,269	(20,273,422)		(1,348,045)
Balances, ending, shares at Dec. 31, 2010	12,107,646				12,107,646
Contribution of Common Stock to 401K Plan	52	72,448			72,500
Contribution of Common Stock to 401K Plan, shares	51,784
Stock option expense		69,374			69,374
Sale of Common Stock	131	264,869			265,000
Sale of Common Stock, shares	130,438
Issuance of Common Stock in Payment of salaries payable					187,500
Stock grant to consultant	15	6,735			6,750
Stock grant to consultant, shares	15,000
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees	244	299,756			300,000
Issuance of Common Stock in satisfaction of the New SEDA Commitment Fees, shares	244,216
Sale of Common Stock under Old Standby Equity Distribution Agreement (Old SEDA)	193	164,807			165,000
Sale of Common Stock under Old Standby Equity Distribution Agreement(Old SEDA),shares	193,442
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA)	18	69,982			70,000
Sale of Common Stock under New Standby Equity Distribution Agreement (New SEDA), shares	17,519
Stock options exercised by officers	150	187,350			187,500
Stock options exercised by officers, shares	150,000
Adjustments for noncontrolling interests in Omagine LLC		90,428		63,928	154,356
Net Loss			(1,290,313)		(1,290,313)
Balances, ending at Sep. 30, 2011	$ 12,911	$ 20,139,018	$ (21,563,735)	$ 63,928	$ (1,347,878)
Balances, ending, shares at Sep. 30, 2011	12,910,045				12,910,045